Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 29, 2019
Document And Entity Information
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding		313,417,856
Trading Symbol	NDM
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018